Sep. 20, 2019
Hillman Value Fund
Hillman Value Fund
Hillman Capital Management Investment Trust

The Hillman Fund

Supplement to the Prospectus

September 20, 2019

This supplement to the Prospectus dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.

Fund Name Change

As of the date of this supplement, the name of the Fund is changed to the “Hillman Value Fund.” All references in the Prospectus to “The Hillman Fund” should be read to refer to the new name.

The following risk is added to “Summary - Principal Risks of Investing in the Fund” in the Prospectus:

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Investors Should Retain This Supplement for Future Reference